Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Schedule of Loans and Capital Leases
	December 31,
	2020	2019
	U.S. Dollars in thousands

Bank loans	274	746
Less current maturities of bank loans	238	489
Total Long term bank loans	$36	$257

Schedule of right-of-use assets composition and changes in lease liabilities
	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2020	$3,033	$963	$26	$4,022	$5,001
Additions to right -of -use assets		539		539	539
Write-off		(110)		(110)	(112)
Depreciation expense	(434)	(571)	(6)	(1,011)
Exchange rate differences					343
Repayment of lease liabilities					(1,106)
As of December 31, 2020	$2,599	$821	$20	$3,440	$4,665
(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.96%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.
	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(2)
	U.S Dollars in thousands
As of January 1, 2019(1)	$3,466	$663	$32	$4,161	$4,855
Additions to right -of -use assets	-	874		874	870
Write-off	-	(57)		(57)	(60)
Depreciation expense	(433)	(517)	(6)	(956)	-
Exchange rate differences	-	-		-	406
Repayment of lease liabilities	-	-		-	(1,070)
As of December 31, 2019	$3,033	$963	$26	$4,022	$5,001

Schedule of Consolidated statements
	Expense decrease (increase) For the year ended on December 31,
	2020	2019
	U.S Dollars in thousands
Operating lease expense	$1,272	$1,182
Depreciation of right of use assets	(1,011)	(956)
Operating income	261	226

Finance expense	(192)	(212)
Net Income (loss)	$69	$14

Schedule of maturity analysis of lease liabilities
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,238	$1,002	$806	$1,436	748	$5,230
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,198	$1,000	$797	$1,352	1,364	$5,711